Investment Portfolio - January 31, 2020

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 95.0%

Communication Services - 10.8%
Entertainment - 4.9%
Nexon Co. Ltd. (Japan)*	1,344,800	$18,212,538
Sea Ltd. - ADR (Taiwan)*	241,290	10,915,960

		29,128,498

Interactive Media & Services - 3.0%
Auto Trader Group plc (United Kingdom)[1]	393,070	2,900,376
Tencent Holdings Ltd. - Class H (China)	319,000	15,213,176

		18,113,552

Media - 2.9%
Quebecor, Inc. - Class B (Canada)	300,868	7,466,000
Shaw Communications, Inc. - Class B (Canada)	515,255	10,068,380

		17,534,380

Total Communication Services		64,776,430

Consumer Discretionary - 14.0%
Hotels, Restaurants & Leisure - 2.1%
Restaurant Brands International, Inc. (Canada)	211,040	12,875,551

Household Durables - 2.1%
Sony Corp. (Japan)	180,400	12,614,813

Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. - ADR (China)*	69,165	14,288,797
Farfetch Ltd. - Class A (United Kingdom)*	299,365	3,652,253
Meituan Dianping - Class B (China)*	233,300	2,953,540

		20,894,590

Multiline Retail - 1.5%
B&M European Value Retail S.A. (United Kingdom)	1,837,945	8,812,872

Specialty Retail - 1.9%
Industria de Diseno Textil S.A. (Spain)	343,270	11,543,204

Textiles, Apparel & Luxury Goods - 2.9%
lululemon athletica, Inc. (United States)*	71,995	17,234,883

Total Consumer Discretionary		83,975,913

Consumer Staples - 17.5%
Beverages - 5.6%
Ambev S.A. - ADR (Brazil)	1,408,551	5,859,572
Anheuser-Busch InBev S.A./N.V. (Belgium)	187,395	14,137,132
Diageo plc (United Kingdom)	336,055	13,288,644

		33,285,348

Food Products - 6.2%
Danone S.A. (France)	177,220	14,181,978

Investment Portfolio - January 31, 2020

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)	210,795	$23,249,150

		37,431,128

Personal Products - 4.5%
Beiersdorf AG (Germany)	75,796	8,607,928
Unilever plc - ADR (United Kingdom)	310,470	18,556,792

		27,164,720

Tobacco - 1.2%
British American Tobacco plc - ADR (United Kingdom)	157,725	6,947,786

Total Consumer Staples		104,828,982

Energy - 5.8%
Energy Equipment & Services - 4.6%
Core Laboratories N.V. (United States)	173,020	6,078,193
The Drilling Co. of 1972 A/S (Denmark)*	99,140	5,532,928
Schlumberger Ltd. (United States)	473,375	15,862,796

		27,473,917

Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp. (Canada)	925,760	7,470,883

Total Energy		34,944,800

Financials - 9.6%
Banks - 3.3%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	261,985	8,703,142
FinecoBank Banca Fineco S.p.A. (Italy)	954,515	11,168,428

		19,871,570

Capital Markets - 3.7%
Deutsche Boerse AG (Germany)	88,620	14,385,153
Julius Baer Group Ltd. (Switzerland)	153,845	7,687,275

		22,072,428

Insurance - 2.6%
Admiral Group plc (United Kingdom)	494,970	14,735,981
Hastings Group Holdings plc (United Kingdom)[1]	512,528	1,218,226

		15,954,207

Total Financials		57,898,205

Health Care - 17.3%
Health Care Equipment & Supplies - 7.4%
Alcon, Inc. (Switzerland)*	209,983	12,376,398
Getinge AB - Class B (Sweden)	428,265	7,293,459
Medtronic plc (United States)	135,390	15,629,422

Investment Portfolio - January 31, 2020

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	7,632,000	$9,100,802

		44,400,081

Life Sciences Tools & Services - 4.2%
Gerresheimer AG (Germany)	120,880	9,578,755
QIAGEN N.V. (United States)*	176,939	5,976,999
QIAGEN N.V. (United States)*	289,792	9,679,313

		25,235,067

Pharmaceuticals - 5.7%
Merck KGaA (Germany)	73,095	9,372,966
Novartis AG - ADR (Switzerland)	148,360	14,021,504
Perrigo Co. plc (United States)	185,725	10,593,754

		33,988,224

Total Health Care		103,623,372

Industrials - 12.6%
Aerospace & Defense - 2.5%
BAE Systems plc (United Kingdom)	1,818,240	15,114,936

Airlines - 3.0%
easyJet plc (United Kingdom)	499,375	9,166,783
Ryanair Holdings plc - ADR (Ireland)*	103,885	8,997,480

		18,164,263

Machinery - 2.9%
FANUC Corp. (Japan)	30,100	5,482,113
The Weir Group plc (United Kingdom)	677,501	12,023,103

		17,505,216

Trading Companies & Distributors - 0.9%
Brenntag AG (Germany)	99,871	5,168,349

Transportation Infrastructure - 3.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	848,900	6,460,365
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	52,745	6,523,502
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	34,910	6,730,299

		19,714,166

Total Industrials		75,666,930

Information Technology - 5.1%
Electronic Equipment, Instruments & Components - 1.4%
Keyence Corp. (Japan)	25,100	8,437,542

IT Services - 0.4%
Keywords Studios plc (Ireland)	154,817	2,511,998

Investment Portfolio - January 31, 2020

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd. (South Korea)	424,110	$19,650,298

Total Information Technology		30,599,838

Materials - 2.3%
Chemicals - 1.4%
Akzo Nobel N.V. (Netherlands)	92,468	8,726,005

Metals & Mining - 0.9%
First Quantum Minerals Ltd. (Zambia)	317,130	2,482,595
Lundin Mining Corp. (Chile)	522,858	2,741,903

		5,224,498

Total Materials		13,950,503

TOTAL COMMON STOCKS
(Identified Cost $553,712,690)		570,264,973

SHORT-TERM INVESTMENT - 4.3%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[2]
(Identified Cost $25,730,983)	25,730,983	25,730,983

TOTAL INVESTMENTS - 99.3%
(Identified Cost $579,443,673)		595,995,956
OTHER ASSETS, LESS LIABILITIES - 0.7%		4,013,409

NET ASSETS - 100%		$600,009,365

ADR - American Depositary Receipt

*Non-income producing security.

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $4,118,602, or 0.7% of the Series’ net assets as of January 31, 2020.

[2]	Rate shown is the current yield as of January 31, 2020.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 17.7%; United States - 13.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - January 31, 2020

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$64,776,430	$28,450,340	$36,326,090	$—
Consumer Discretionary	83,975,913	48,051,484	35,924,429	—
Consumer Staples	104,828,982	31,364,150	73,464,832	—
Energy	34,944,800	29,411,872	5,532,928	—
Financials	57,898,205	8,703,142	49,195,063	—
Health Care	103,623,372	58,598,077	45,025,295	—
Industrials	75,666,930	28,711,646	46,955,284	—
Information Technology	30,599,838	—	30,599,838	—
Materials	13,950,503	5,224,498	8,726,005	—
Short-Term Investment	25,730,983	25,730,983	—	—

Total assets	$595,995,956	$264,246,192	$331,749,764	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.